Concessions payable- Summary of Concessions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 2,983,342	R$ 3,454,880
Current	158,705	9,847
Non-current	2,824,637	3,445,033
Court Discussion [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,719,635	3,398,256
Court Discussion [member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	101,871	1,870,018
Court Discussion [member] | Rumo Malha Oeste S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,617,764	1,528,238
Railroad concession payable under litigation | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,154,919
Payables
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	108,788	56,624
Payables | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	24,151	20,003
Payables | Rumo Malha Sul S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 84,637	R$ 36,621